Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Depreciation of Property, Plant and Equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*	Over the shorter term of the lease or the useful life of the asset

Schedule of Basic and Diluted Income Per Ordinary Share

	Year ended December 31
	2020	2021	2022

Net income attributable to ordinary shares (US$ thousands)	5,725	10,541	18,306

Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,118,244	6,825,630	6,696,671

Add of outstanding dilutive potential ordinary shares	38,519	143,172	99,748

Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,156,763	6,968,802	6,796,419

Basic income per ordinary shares (US$)	0.804	1.544	2.733

Diluted income per ordinary shares (US$)	0.800	1.513	2.694

Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	180,916	65,534	251,868